Supplemental information on oil and gas activities (Schedule of Net Proved Reserves of Oil, Condensate and Natural Gas) (Details)	12 Months Ended
	Dec. 31, 2020 MBbls MMcf	Dec. 31, 2019 MBbls MMcf	Dec. 31, 2018 MBbls MMcf
Oil And Condensates [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MBbls	116,602.0	100,106.0	88,435.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MBbls	(4,530.0)	19,731.0	8,977.0
Extensions and discoveries | MBbls	4,824.0	8,107.0	8,880.0
Purchases of minerals in place | MBbls	(12,357.0)		3,968.0
Productions | MBbls	(11,632.0)	(11,342.0)	(10,154.0)
Proved reserves of oil, condensate and natural gas, net at the end | MBbls	92,907.0	116,602.0	100,106.0
Oil And Condensates [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MBbls	90,609.0	74,775.0	65,499.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MBbls	(1,964.0)	18,341.0	9,826.0
Extensions and discoveries | MBbls	4,545.0	8,071.0	8,839.0
Purchases of minerals in place | MBbls	6,853.0		0.0
Productions | MBbls	(10,986.0)	(10,578.0)	(9,389.0)
Proved reserves of oil, condensate and natural gas, net at the end | MBbls	89,057.0	90,609.0	74,775.0
Oil And Condensates [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MBbls	3,707.0	3,318.0	4,143.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MBbls	(1,825.0)	541.0	(586.0)
Extensions and discoveries | MBbls	279.0	36.0	41.0
Productions | MBbls	(134.0)	(188.0)	(280.0)
Proved reserves of oil, condensate and natural gas, net at the end | MBbls	2,027.0	3,707.0	3,318.0
Oil And Condensates [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MBbls	48.0	55.0	76.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MBbls	(7.0)	4.0	(6.0)
Productions | MBbls	(7.0)	(11.0)	(15.0)
Proved reserves of oil, condensate and natural gas, net at the end | MBbls	34.0	48.0	55.0
Oil And Condensates [Member] | Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MBbls	3,028.0	3,498.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MBbls	(734.0)	95.0
Purchases of minerals in place | MBbls			3,968.0
Productions | MBbls	(505.0)	(565.0)	(470.0)
Proved reserves of oil, condensate and natural gas, net at the end | MBbls	1,789.0	3,028.0	3,498.0
Oil And Condensates [Member] | Peru [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MBbls	19,210.0	18,460.0	18,717.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MBbls		750.0	(257.0)
Purchases of minerals in place | MBbls	(19,210.0)
Proved reserves of oil, condensate and natural gas, net at the end | MBbls		19,210.0	18,460.0
Naturals gas [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	44,245.0	49,609.0	43,838.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	2,133.0	475.0	(135.0)
Extensions and discoveries | MMcf	10,456.0	5,681.0	6,031.0
Purchases of minerals in place | MMcf			10,452.0
Productions | MMcf	(10,898)	(11,520)	(10,577)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	45,936.0	44,245.0	49,609.0
Naturals gas [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	2,319.0	2,122.0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(211.0)	621.0	0
Extensions and discoveries | MMcf	0	295.0	2,122.0
Purchases of minerals in place | MMcf			0
Productions | MMcf	(413)	(719)	0
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	1,695.0	2,319.0	2,122.0
Naturals gas [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	20,819.0	20,767.0	20,017.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(385.0)	(167.0)	544.0
Extensions and discoveries | MMcf	10,456.0	5,386.0	3,909.0
Purchases of minerals in place | MMcf			0
Productions | MMcf	(6,175)	(5,167)	(3,703)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	24,715.0	20,819.0	20,767.0
Naturals gas [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	14,872.0	17,339.0	23,821.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	1,840.0	1,812.0	(679.0)
Extensions and discoveries | MMcf	0	0	0
Purchases of minerals in place | MMcf			0
Productions | MMcf	(2,785)	(4,279)	(5,803)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	13,927.0	14,872.0	17,339.0
Naturals gas [Member] | Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	6,235.0	9,381.0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	889.0	(1,791.0)	0
Extensions and discoveries | MMcf	0	0	0
Purchases of minerals in place | MMcf			10,452.0
Productions | MMcf	(1,525)	(1,355)	(1,071)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	5,599.0	6,235.0	9,381.0